Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Maturity of cash and deposits with other banks	90 days
Maturity period of interest bearing deposits	8 months
Real estate construction and Commercial loans discontinued	90 days
Consumer loans past due	120 days
Accrual loans and loans past due	90 days
Commercial and commercial real estate loans	$ 250
Servicing assets of the Corporation	124	47
Servicing fees	67	92	76
Income tax benefit	50.00%
Stock options excluded from computing of diluted earnings per common share	96,000	84,500	89,000
Cash on hand or on deposit with the Federal Reserve Bank	100	100
Period of discontinuation of interest on loan	90 days
Valuation allowance impairment against servicing assets	0	0	0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Aggregate total borrowing exceeds	$ 250
Buildings and related components [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Useful lives	39 years
Buildings and related components [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Useful lives	7 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Useful lives	7 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Useful lives	3 years